ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
Keith MacLeod T +1 617 951 7475 keith.macleod@ropesgray.com

June 28, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)
File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus and Statement of Additional Information for DoubleLine Emerging Markets Local Currency Bond Fund that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 69 to the Trust’s Registration Statement under the Securities Act and Amendment No. 76 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 69/76”), as filed electronically with the Commission on June 26, 2019. Amendment No. 69/76 became effective on June 28, 2019.

Please direct any questions regarding this filing to me at (617) 951-7475. Thank you for your attention in this matter.

Very truly yours,

/s/ Keith MacLeod

Keith MacLeod

cc:	Youse Guia
Adam Rossetti
Neal Zalvan
Timothy W. Diggins
Jeremy C. Smith